Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6. Intangible assets

Intangible assets, net of accumulated amortization, impairment charges and adjustments are summarized as follows:

	As of June 30, 2021			As of December 31, 2020
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
IPR&D Assets	$38,876	$(9,375)	$29,501	$38,876	$(8,399)	$30,477
Acquired patents	99	(99)	—	99	(85)	14
Total intangible assets	$38,975	$(9,474)	$29,501	$38,975	$(8,484)	$30,491

The Company’s IPR&D assets have been classified as indefinite-lived intangible assets. Individually material development projects in progress are as follows:

	June 30, 2021 $	December 31, 2020 $
Stenoparib	26,641	27,522
Dovitinib	2,860	2,955
	29,501	30,477

9. Intangible assets

Intangible assets, net of accumulated amortization, impairment charges and adjustments are summarized as follows:

	As of December 31, 2020			As of December 31, 2019
	Cost	Accumulated Amortization*	Net	Cost	Accumulated Amortization*	Net
IPR&D Assets	$38,876	$(8,399)	$30,477	$35,275	$(7,624)	$27,651
Acquired patents	78	(64)	14	78	(39)	39
Total intangible assets	$38,954	$(8,463)	$30,491	$35,353	$(7,663)	$27,690

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*        Accumulated Amortization of IPR&D Assets includes impairment charges as described below.

The Company’s IPR&D assets have been classified as indefinite-lived intangible assets. Individually material development projects in progress are as follows:

	December 31,
	2020 $	2019 $
Stenoparib	27,522	24,970
Dovitinib	2,955	2,681
Total	30,477	27,651

Impairments

In November 2019 management reassessed its projects and determined to reprioritize its research and development efforts. Consequently, during the year ended December 31, 2019 the Company recognized impairment losses of $7,494 on certain of its IPR&D assets. Written down IPR&D assets, although written down to zero, may ultimately be out licensed.